Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.31%
Arizona–2.40%
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(a)	5.25%	12/15/2038	$100	$100,357
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(a)	6.00%	07/01/2052	1,000	1,008,839
Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	1,000	853,881
				1,963,077
Arkansas–1.84%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	1,500	1,506,282
California–5.09%
Anaheim (City of), CA Housing & Public Improvements Authority; Series 2025 A, RB	5.25%	10/01/2050	1,000	1,048,151
California (State of) Health Facilities Financing Authority (CommonSpirit Health);
Series 2020, Ref. RB(c)(d)	4.00%	04/01/2030	35	37,263
Series 2020, Ref. RB	4.00%	04/01/2049	965	883,203
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.); Series 2023, RB(a)(b)	5.00%	07/01/2038	500	534,425
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(a)	5.00%	11/21/2045	1,650	1,670,938
				4,173,980
Colorado–1.89%
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2022, RB	5.25%	11/01/2052	1,500	1,548,309
District of Columbia–7.27%
District of Columbia (Green Bonds); Series 2022 A, RB(b)	5.50%	08/31/2034	2,500	2,868,656
Washington Metropolitan Area Transit Authority; Series 2025 A, RB(e)(f)	5.25%	07/15/2055	2,000	2,116,125
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2024 A, RB	4.38%	07/15/2056	1,000	971,319
				5,956,100
Florida–3.77%
Capital Trust Agency, Inc. (Green Bonds);
Series 2021, RB(a)	4.00%	06/15/2031	700	679,157
Series 2021, RB(a)	4.00%	06/15/2051	2,000	1,484,754
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion); Series 2024, Ref. RB(b)	5.25%	07/01/2047	1,000	830,000
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(a)	5.75%	07/15/2053	100	95,791
				3,089,702
Georgia–6.54%
Atlanta (City of), GA (Beltline); Series 2016 A, Ref. RB	5.00%	01/01/2026	1,275	1,276,898
Burke (County of), GA Development Authority (The) (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	1,750	1,539,285
City of Atlanta GA Department of Aviation (Green Bonds) ; Series 2025 B-1, RB(b)(f)	5.50%	07/01/2055	2,000	2,129,412
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.38%	12/01/2053	250	244,767
Series 2018 A-2, RB(d)	5.50%	12/01/2028	175	170,396
				5,360,758
Illinois–5.05%
Chicago (City of), IL;
Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	1,000	1,045,146
Series 2023 A, RB (INS - AGI)(g)	5.25%	11/01/2053	1,000	1,041,172
Series 2025 A, GO Bonds	6.00%	01/01/2050	1,000	1,050,937
Chicago (City of), IL Park District; Series 2020 D, GO Bonds (INS - BAM)(g)	4.00%	01/01/2038	1,000	1,002,461
				4,139,716
Iowa–0.12%
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	6.00%	10/01/2048	100	94,578
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–1.21%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 B, RB(a)(b)	4.45%	01/01/2042	$1,000	$987,439
Louisiana–2.09%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Entergy Louisiana LLC); Series 2021 B, Ref. RB	2.50%	04/01/2036	2,000	1,712,452
Maryland–2.43%
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(b)	5.25%	06/30/2055	2,000	1,991,211
Massachusetts–1.21%
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds); Series 2015, RB	5.00%	07/01/2044	1,000	987,249
Minnesota–7.45%
Chisago (City of), MN (CDL Homes LLC); Series 2013 B, RB	6.00%	08/01/2043	1,000	1,000,058
Cokato (City of), MN (Cokato Charitable Trust); Series 2006 A, Ref. RB	5.25%	12/01/2026	30	29,710
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	6.00%	08/01/2035	2,300	1,813,772
Hayward (City of), MN (St. John’s Lutheran Home of Albert Lea); Series 2014, Ref. RB(h)	5.38%	10/01/2044	500	265,000
International Falls (City of), MN (Boise Cascade Corp.); Series 1999, Ref. RB(b)	6.85%	12/01/2029	115	115,262
Little Canada (City of), MN (PHS/Mayfield LLC); Series 2010, Ref. RB	6.00%	12/01/2030	250	250,022
Minneapolis & St. Paul (Cities of), MN Housing Finance Board; Series 2007 A-2, RB (CEP - GNMA)(b)	5.52%	03/01/2041	5	5,000
St. Paul (City of), MN Housing & Redevelopment Authority (Great Northern Lofts); Series 2004, RB	6.25%	03/01/2029	137	127,905
St. Paul (City of), MN Port Authority; Series 2007-1, RB	5.00%	08/01/2036	1,105	1,105,799
Stillwater (City of), MN (Orleans Homes);
Series 2007, RB(b)	5.38%	02/01/2032	900	900,028
Series 2007, RB(b)	5.50%	02/01/2042	510	493,843
				6,106,399
New Hampshire–3.47%
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(b)(d)	3.75%	07/02/2040	1,000	823,302
New Hampshire (State of) Business Finance Authority (Winston-Salem Sustainable Energy Partners); Series 2025 A, RB	5.00%	06/01/2055	2,000	2,020,458
				2,843,760
New Jersey–3.70%
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(a)	6.50%	11/01/2052	100	102,470
New Jersey (State of) Economic Development Authority (Portal North Bridge); Series 2022 A, RB	5.00%	11/01/2052	1,000	1,030,132
New Jersey (State of) Educational Facilities Authority (Green Bonds); Series 2020 A, RB	5.00%	07/01/2037	1,790	1,899,038
				3,031,640
New Mexico–2.13%
Farmington (City of), NM (San Juan and Four Corners); Series 2016 B, Ref. RB	2.15%	04/01/2033	2,000	1,742,182
New York–25.98%
Metropolitan Transportation Authority (Green Bonds);
Series 2020 C-1, RB	5.00%	11/15/2050	1,000	1,017,168
Series 2020 C-1, RB	5.25%	11/15/2055	2,000	2,058,343
Series 2024, Ref. RB	5.00%	11/15/2051	1,500	1,567,211
New York (City of), NY;
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	1,000	928,034
Subseries 2023 E-1, RB(f)	5.25%	04/01/2047	1,000	1,051,789
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2020 A, Ref. RB	4.00%	09/01/2045	1,500	1,312,382
New York (State of) Housing Finance Agency (Green Bonds); Series 2021 D-1, RB	2.65%	11/01/2051	2,965	2,004,842
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(g)	5.13%	11/15/2063	1,105	1,159,835
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB (INS - AGI)(g)	2.75%	11/15/2041	1,000	809,501
Series 2021 A, Ref. RB	2.88%	11/15/2046	1,000	736,206
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(b)	6.00%	06/30/2054	$3,000	$3,120,825
Series 2024, RB (INS - AGI)(b)(g)	5.25%	06/30/2060	2,000	2,043,896
Triborough Bridge & Tunnel Authority;
Series 2021 C-3, RB	4.00%	05/15/2051	1,500	1,371,721
Series 2024 A-1, RB	5.25%	05/15/2059	2,000	2,107,474
				21,289,227
Oregon–3.17%
Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.); Series 2021, Ref. RB	4.00%	12/01/2051	2,000	1,548,763
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2053	1,000	1,052,525
				2,601,288
Pennsylvania–2.58%
Geisinger Authority (Geisinger Health System); Series 2020, Ref. RB	4.00%	04/01/2050	2,415	2,117,147
Tennessee–0.12%
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(a)	5.13%	06/01/2036	100	101,618
Washington–6.37%
Seattle (City of), WA; Series 2025, Ref. RB	5.25%	02/01/2055	2,000	2,152,274
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(b)	5.63%	12/01/2040	2,000	2,043,342
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2035	1,000	1,022,639
				5,218,255
Wisconsin–4.43%
Somers (Village of), WI; Series 2018 B, Ref. RB	4.85%	06/01/2036	1,235	1,235,741
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGI)(g)	5.00%	07/01/2058	100	100,551
Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(b)	4.00%	09/30/2051	2,540	2,109,591
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(a)	5.00%	06/15/2039	100	98,945
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools); Series 2019 A, RB(a)	5.50%	06/01/2054	100	83,681
				3,628,509
TOTAL INVESTMENTS IN SECURITIES(i)–100.31% (Cost $81,817,224)				82,190,878
FLOATING RATE NOTE OBLIGATIONS–(4.58)%
Notes with interest and fee rates ranging from 3.34% to 3.35% at 11/30/2025 and contractual maturities of collateral ranging from 04/01/2047 to 07/15/2055(j)				(3,755,000)
OTHER ASSETS LESS LIABILITIES–4.27%				3,502,779
NET ASSETS–100.00%				$81,938,657
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
RB	– Revenue Bonds
Ref.	– Refunding
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $9,815,058, which represented 11.98% of the Fund’s Net Assets.

(b)	Security subject to the alternative minimum tax.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,500,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(f)	Underlying security related to TOB Trusts entered into by the Fund.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(i)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	6.27%

(j)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2025. At November 30,
2025, the Fund’s investments with a value of $5,297,326 are held by TOB Trusts and serve as collateral for the $3,755,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2025, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Environmental Focus Municipal Fund